Schedule I - Condensed Financial Information of Top Ships Inc. (Parent Company Only) (Detail) - Summary of Principal Repayments (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Year ending December 31, 2012	$ 174,998
Less financing fees	(2,379)
5,664
Parent Company [Member]
Year ending December 31, 2012	6,087
Less financing fees	$ (423)